PROPERTY AND EQUIPMENT, NET (Details Narrative) - JPY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment [Abstract]
Loss on disposal of property and equipment		¥ 28	¥ 43
Depreciation expense	¥ 22,800	¥ 17,000	¥ 8,000